Payroll costs, share based payments and management incentive schemes - Inputs and Assumptions Underlying the Monte Carlo Model (Details) $ / shares in Units, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021	Jan. 01, 2022 USD ($)	Jan. 01, 2022 EUR (€)	Jan. 01, 2021 USD ($)	Jan. 01, 2021 EUR (€)	Jan. 01, 2020 USD ($)	Jan. 01, 2020 EUR (€)	Jan. 01, 2019 USD ($)	Jan. 01, 2019 EUR (€)	Jan. 01, 2018 USD ($)	Jan. 01, 2018 EUR (€)
January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
FV of equity instruments											$ 1.6	€ 1.3
January 1, 2018 | Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date price (in Dollar per share)	$ 16.72
Exercise price (in Dollar per share)	$ 0
Expected volatility of the share price	22.70%
Dividend yield expected	0.00%
Risk free rate	2.55%
Employee exit rate	14.00%
EBITDA Performance Target Condition	35.00%
January 1, 2018 | Minimum | Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share	1 year 6 months
January 1, 2018 | Top of range | Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share	4 years
January 1, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
FV of equity instruments									$ 1.4	€ 1.2
January 1, 2019 | Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date price (in Dollar per share)	$ 20.15
Exercise price (in Dollar per share)	$ 0
Expected life of restricted share	4 years
Expected volatility of the share price	24.00%
Dividend yield expected	0.00%
Risk free rate	1.33%
Employee exit rate	14.00%
EBITDA Performance Target Condition	35.00%
January 1, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
FV of equity instruments							$ 4.8	€ 4.3
January 1, 2020 | Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date price (in Dollar per share)	$ 22.37
Exercise price (in Dollar per share)	$ 0
Expected life of restricted share		4 years
Expected volatility of the share price	24.40%
Dividend yield expected	0.00%
Risk free rate	1.70%
Employee exit rate	27.30%
EBITDA Performance Target Condition	35.00%
Other
Disclosure of terms and conditions of share-based payment arrangement [line items]
FV of equity instruments			$ 2.8	€ 2.4
january 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
FV of equity instruments					$ 7.0	€ 5.8
january 1, 2021 | Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date price (in Dollar per share)	$ 25.42
Exercise price (in Dollar per share)	$ 0
Expected life of restricted share	3 years
Expected volatility of the share price	30.00%
Dividend yield expected	0.00%
Risk free rate	0.24%
Employee exit rate	14.00%
EBITDA Performance Target Condition	35.00%
January 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
FV of equity instruments			$ 7.6	€ 6.6
January 1, 2022 | Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date price (in Dollar per share)	$ 25.39
Exercise price (in Dollar per share)	$ 0
Expected life of restricted share	3 years
Expected volatility of the share price	28.00%
Dividend yield expected	0.00%
Risk free rate	1.15%
Employee exit rate	14.00%
EBITDA Performance Target Condition	35.00%